Earnings Per Share (Details) - Schedule of Earnings Per Share - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Schedule of Earnings Per Share [Abstract]
Loss for the year available to common shareholders (in Dollars)	$ (1,281,940)	$ (906,006)	$ (1,635,837)
Weighted average number of common shares (in Shares)	646,012	585,037	613,479
Par value	$ 0.01		$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	(1.98)	$ (1.55)	(2.67)
Diluted earnings/(loss) per common share	$ (1.98)	$ (1.55)	$ (2.67)